28. INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	$ 1,802.5	$ 1,687.2	$ 1,403.0
Depreciation, amortization and impairment	108.7	103.7	86.7
Total comprehensive income attributable to NCI	29.8	26.3	26.0
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	67.1	64.6	64.8
Depreciation, amortization and impairment	(1.3)	(1.4)	(0.8)
Net earnings for the year	$ 10.9	$ 9.6	$ 11.1
Non-controlling interest	27.00%	27.00%	27.00%
Non-controlling interest share of the net earnings Hudson Las Vegas	$ 2.9	$ 2.6	$ 3.0
Non-controlling interests in other subsidiaries	26.9	23.7	23.0
Total comprehensive income attributable to NCI	$ 29.8	$ 26.3	$ 26.0